Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of financial assets [line items]
Expected credit losses	$ 1,845	$ 1,741	$ 1,727
Stage 3 [member] | Derecognised debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses		$ 99